UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21507

Wells Fargo Multi-Sector Income Fund

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: October 31

Registrant is making a filing for Wells Fargo Multi-Sector Income Fund.

Date of reporting period: July 31, 2017

ITEM 1. INVESTMENTS

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — July 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities: 1.75%
FHLMC ±	3.77%	9-1-2032	$1,042,234	$1,081,684
FHLMC	8.50	7-1-2028	41,662	48,408
FHLMC Series 1383 ±	2.90	2-1-2037	243,815	256,711
FHLMC Series 196 Class A ±	2.03	12-15-2021	12,851	12,959
FHLMC Series 2011-K16 Class B 144A±	4.60	11-25-2046	1,000,000	1,077,413
FHLMC Series 2011-K701 Class B 144A±	4.24	7-25-2048	165,000	165,329
FHLMC Series 2012-K17 Class B 144A±	4.34	12-25-2044	675,000	718,940
FHLMC Series 2012-K18 Class B 144A±	4.26	1-25-2045	810,000	859,575
FHLMC Series 2012-K706 Class B 144A±	4.03	11-25-2044	500,000	509,831
FHLMC Series 2012-K706 Class C 144A±	4.03	11-25-2044	805,000	818,539
FHLMC Series 2012-K707 Class B 144A±	3.88	1-25-2047	930,000	949,412
FHLMC Series 2012-K711 Class B 144A±	3.56	8-25-2045	264,000	270,262
FHLMC Series 2013-K30 Class B 144A±	3.56	6-25-2045	700,000	724,380
FHLMC Series 2390 Class FD ±	1.68	12-15-2031	20,188	20,269
FHLMC Series 2567 Class FH ±	1.63	2-15-2033	63,498	63,548
FHLMC Series K007 Class X1 ±(c)	1.22	4-25-2020	783,570	18,465
FHLMC Series K016 Class X1 ±(c)	1.69	10-25-2021	367,524	19,533
FHLMC Series K020 Class X1 ±(c)	1.57	5-25-2022	6,513,569	368,219
FNMA ±	3.00	9-1-2037	478,899	504,419
FNMA	6.00	4-1-2033	62,182	64,461
FNMA	7.50	2-1-2030	26,210	26,412
FNMA	7.50	9-1-2030	33,647	34,055
FNMA Series 1996-46 Class FA ±	1.73	8-25-2021	8,039	8,046
FNMA Series 1997-20 Class IO ±(c)	1.84	3-25-2027	704,806	19,811
FNMA Series 2001-25 Class Z	6.00	6-25-2031	112,680	125,047
FNMA Series 2001-35 Class F ±	1.83	7-25-2031	5,282	5,362
FNMA Series 2001-57 Class F ±	1.73	6-25-2031	5,318	5,347
FNMA Series 2002-77 Class FH ±	1.63	12-18-2032	39,097	39,124
FNMA Series 2002-97 Class FR ±	1.78	1-25-2033	9,132	9,249
FNMA Series G91-16 Class F ±	1.68	6-25-2021	7,625	7,663
FNMA Series G92-17 Class F ±	2.28	3-25-2022	34,896	35,373
GNMA	6.50	6-15-2028	26,573	29,101
GNMA	7.25	9-15-2017	472	472
GNMA	7.25	1-15-2018	1,074	1,076
GNMA	7.25	2-15-2018	1,147	1,149
GNMA	7.25	5-15-2018	1,781	1,784

Total Agency Securities (Cost $8,425,725)				8,901,428

Asset-Backed Securities: 0.24%
CVS Pass-Through Trust Series T	6.04	12-10-2028	505,690	573,346
Montana Higher Education Student Assistance Corporation Series 2012-1 Class A2 ±	2.21	5-20-2030	647,746	650,872

Total Asset-Backed Securities (Cost $1,215,414)				1,224,218

			Shares
Common Stocks: 0.31%

Energy: 0.04%

Oil, Gas & Consumable Fuels: 0.04%
SilverBow Resources Incorporated †(i)			8,665	216,885

Materials: 0.00%

Chemicals: 0.00%
LyondellBasell Industries NV Class A			9	811

Portfolio of investments — July 31, 2017 (unaudited)	Wells Fargo Multi-Sector Income Fund

Security name			Shares	Value
Utilities: 0.27%

Independent Power & Renewable Electricity Producers: 0.27%
Vistra Energy Corporation			84,651	$1,390,816

Total Common Stocks (Cost $6,853,438)				1,608,512

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes: 70.78%

Consumer Discretionary: 11.57%

Auto Components: 1.06%
Allison Transmission Incorporated 144A	5.00%	10-1-2024	$2,250,000	2,328,750
Cooper Tire & Rubber Company (i)	7.63	3-15-2027	1,710,000	1,915,200
Cooper Tire & Rubber Company	8.00	12-15-2019	550,000	613,250
Goodyear Tire & Rubber Company	8.75	8-15-2020	468,000	547,560

				5,404,760

Distributors: 0.18%
LKQ Corporation	4.75	5-15-2023	900,000	911,250

Diversified Consumer Services: 1.13%
Service Corporation International	7.50	4-1-2027	3,400,000	4,046,000
Service Corporation International	7.63	10-1-2018	680,000	722,500
Service Corporation International	8.00	11-15-2021	850,000	1,007,250

				5,775,750

Hotels, Restaurants & Leisure: 0.50%
CCM Merger Incorporated 144A	6.00	3-15-2022	2,450,000	2,567,233

Internet & Direct Marketing Retail: 0.16%
Expedia Incorporated	5.95	8-15-2020	750,000	821,519

Leisure Products: 0.01%
Vista Outdoor Incorporated	5.88	10-1-2023	25,000	25,625

Media: 6.92%
Altice US Finance I Corporation 144A	5.38	7-15-2023	1,395,000	1,464,750
Altice US Finance I Corporation 144A	5.50	5-15-2026	1,275,000	1,351,500
AMC Entertainment Holdings Incorporated	5.88	11-15-2026	925,000	943,500
Cablevision Systems Corporation	8.63	9-15-2017	582,000	585,638
CBS Radio Incorporated 144A	7.25	11-1-2024	45,000	47,419
CCO Holdings LLC	5.13	2-15-2023	100,000	103,500
CCO Holdings LLC 144A	5.13	5-1-2027	450,000	465,188
CCO Holdings LLC	5.25	9-30-2022	1,250,000	1,289,063
CCO Holdings LLC 144A	5.38	5-1-2025	4,150,000	4,414,563
CCO Holdings LLC 144A	5.50	5-1-2026	215,000	228,506
CCO Holdings LLC 144A	5.75	2-15-2026	3,375,000	3,628,125
CCO Holdings LLC 144A	5.88	4-1-2024	1,250,000	1,342,585
Cequel Communications Holdings I LLC 144A	7.75	7-15-2025	2,030,000	2,265,988
Cinemark USA Incorporated	4.88	6-1-2023	325,000	330,281
CSC Holdings LLC	7.88	2-15-2018	1,000,000	1,028,750
CSC Holdings LLC	8.63	2-15-2019	383,000	419,385
EMI Music Publishing 144A	7.63	6-15-2024	525,000	582,750
Gray Television Incorporated 144A	5.13	10-15-2024	450,000	460,688
Gray Television Incorporated 144A	5.88	7-15-2026	3,875,000	4,010,625
Interpublic Group of Companies	4.00	3-15-2022	750,000	790,136
Lamar Media Corporation	5.88	2-1-2022	690,000	712,425
Live Nation Entertainment Incorporated 144A	4.88	11-1-2024	1,400,000	1,435,000
National CineMedia LLC	5.75	8-15-2026	575,000	552,000

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — July 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Media (continued)
National CineMedia LLC	6.00%	4-15-2022	$1,725,000	$1,772,438
Nexstar Broadcasting Group Incorporated 144A	5.63	8-1-2024	850,000	878,688
Nexstar Broadcasting Group Incorporated 144A	6.13	2-15-2022	950,000	992,750
Outfront Media Capital Corporation	5.63	2-15-2024	20,000	20,875
Outfront Media Capital Corporation	5.88	3-15-2025	775,000	812,781
Salem Media Group Incorporated 144A	6.75	6-1-2024	1,500,000	1,556,250
Time Warner Cable Incorporated	4.00	1-15-2022	750,000	794,227

				35,280,374

Multiline Retail: 0.12%
Macy’s Retail Holdings Incorporated	3.88	1-15-2022	600,000	602,537

Specialty Retail: 1.39%
Advance Auto Parts Incorporated	4.50	1-15-2022	600,000	638,959
Asbury Automotive Group Incorporated	6.00	12-15-2024	1,175,000	1,201,438
Lithia Motors Incorporated 144A	5.25	8-1-2025	265,000	272,950
Penske Auto Group Incorporated	5.38	12-1-2024	2,150,000	2,158,063
Penske Auto Group Incorporated	5.75	10-1-2022	1,155,000	1,195,425
Sonic Automotive Incorporated	5.00	5-15-2023	849,000	823,530
Sonic Automotive Incorporated	6.13	3-15-2027	775,000	778,875

				7,069,240

Textiles, Apparel & Luxury Goods: 0.10%
Wolverine World Wide Company 144A	5.00	9-1-2026	500,000	496,500

Consumer Staples: 1.57%

Beverages: 0.27%
Anheuser-Busch InBev SA	3.75	1-15-2022	600,000	637,450
Cott Beverages Incorporated 144A	5.50	4-1-2025	675,000	709,594

				1,347,044

Food Products: 1.16%
B&G Foods Incorporated	4.63	6-1-2021	300,000	307,125
B&G Foods Incorporated	5.25	4-1-2025	1,050,000	1,094,625
Darling Ingredients Incorporated	5.38	1-15-2022	180,000	187,200
Kraft Foods Group Incorporated	3.50	6-6-2022	750,000	778,491
Pilgrim’s Pride Corporation 144A	5.75	3-15-2025	1,130,000	1,158,250
Pinnacle Foods Incorporated 144A	5.63	5-1-2024	325,000	337,188
Pinnacle Foods Incorporated	5.88	1-15-2024	75,000	80,438
Post Holdings Incorporated 144A	5.00	8-15-2026	700,000	718,375
Post Holdings Incorporated 144A	5.50	3-1-2025	525,000	553,875
Post Holdings Incorporated 144A	5.75	3-1-2027	525,000	556,500
Prestige Brands Incorporated 144A	6.38	3-1-2024	130,000	139,588

				5,911,655

Tobacco: 0.14%
Reynolds American Incorporated	6.88	5-1-2020	650,000	731,457

Energy: 18.71%

Energy Equipment & Services: 5.68%
Bristow Group Incorporated	6.25	10-15-2022	3,330,000	2,156,175
Era Group Incorporated	7.75	12-15-2022	2,350,000	2,138,500
Hilcorp Energy Company 144A	5.00	12-1-2024	1,450,000	1,376,775
Hilcorp Energy Company 144A	5.75	10-1-2025	1,525,000	1,486,875
Hornbeck Offshore Services Incorporated	1.50	9-1-2019	4,750,000	3,776,250
Hornbeck Offshore Services Incorporated	5.00	3-1-2021	150,000	82,500

Portfolio of investments — July 31, 2017 (unaudited)	Wells Fargo Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Energy Equipment & Services (continued)
Hornbeck Offshore Services Incorporated	5.88%	4-1-2020	$1,860,000	$1,120,650
NGPL PipeCo LLC 144A%%<	4.38	8-15-2022	350,000	360,063
NGPL PipeCo LLC 144A%%<	4.88	8-15-2027	550,000	566,500
NGPL PipeCo LLC 144A	7.12	12-15-2017	2,060,000	2,096,050
NGPL PipeCo LLC 144A	7.77	12-15-2037	7,660,000	9,498,400
PHI Incorporated	5.25	3-15-2019	4,425,000	4,270,125

				28,928,863

Oil, Gas & Consumable Fuels: 13.03%
Carrizo Oil & Gas Incorporated	8.25	7-15-2025	800,000	843,000
Continental Resources Incorporated	3.80	6-1-2024	700,000	647,500
Continental Resources Incorporated	5.00	9-15-2022	875,000	867,344
DCP Midstream Operating Company	2.70	4-1-2019	725,000	720,469
Denbury Resources Incorporated	4.63	7-15-2023	1,650,000	841,500
Denbury Resources Incorporated	6.38	8-15-2021	3,209,000	1,869,243
El Paso LLC	6.50	4-1-2020	750,000	826,067
Enable Midstream Partner LP	2.40	5-15-2019	2,350,000	2,344,130
Enable Midstream Partner LP	3.90	5-15-2024	1,750,000	1,746,430
Enable Midstream Partner LP	4.40	3-15-2027	775,000	785,757
Enable Oklahoma Intrastate Transmission LLC 144A	6.25	3-15-2020	250,000	269,005
Energy Transfer Partners LP	5.20	2-1-2022	750,000	814,160
EnLink Midstream LLC	4.15	6-1-2025	2,350,000	2,356,155
EnLink Midstream LLC	4.40	4-1-2024	3,200,000	3,286,445
Exterran Partners LP	6.00	4-1-2021	3,100,000	3,069,000
Gulfport Energy Corporation 144A	6.38	5-15-2025	800,000	799,000
Gulfport Energy Corporation	6.63	5-1-2023	1,900,000	1,919,000
Kinder Morgan Energy Partners LP	3.95	9-1-2022	750,000	778,258
Kinder Morgan Incorporated	6.50	9-15-2020	285,000	317,345
Kinder Morgan Incorporated (i)	7.42	2-15-2037	800,000	920,721
Matador Resources Company	6.88	4-15-2023	300,000	318,000
Murphy Oil Corporation	4.70	12-1-2022	975,000	957,938
Murphy Oil Corporation	6.88	8-15-2024	850,000	903,125
Nabors Industries Limited	0.75	1-15-2024	400,000	316,500
Nabors Industries Limited	4.63	9-15-2021	750,000	718,125
Overseas Shipholding Group Incorporated	8.13	3-30-2018	2,275,000	2,326,188
Phillips 66	4.30	4-1-2022	625,000	671,546
Pioneer Natural Resources Company	3.95	7-15-2022	750,000	790,012
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	3,500,000	3,702,370
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	3,524,000	3,883,008
Rockies Express Pipeline LLC 144A	7.50	7-15-2038	1,465,000	1,666,438
Rose Rock Midstream LP	5.63	7-15-2022	1,200,000	1,191,000
Rose Rock Midstream LP	5.63	11-15-2023	825,000	810,305
Sabine Oil & Gas Corporation (a)(i)(s)	7.25	6-15-2019	520,000	0
Sabine Oil & Gas Corporation (a)(i)(s)	7.50	9-15-2020	3,500,000	0
Sabine Pass Liquefaction LLC	5.63	2-1-2021	600,000	655,588
Sabine Pass Liquefaction LLC	5.63	4-15-2023	1,710,000	1,904,018
Sabine Pass Liquefaction LLC	5.63	3-1-2025	460,000	511,732
Sabine Pass Liquefaction LLC	5.75	5-15-2024	1,625,000	1,826,949
Sabine Pass Liquefaction LLC	6.25	3-15-2022	3,550,000	4,029,229
SemGroup Corporation 144A	6.38	3-15-2025	3,425,000	3,390,750
Southern Star Central Corporation 144A	5.13	7-15-2022	775,000	792,438
Southwestern Energy Company	4.10	3-15-2022	425,000	396,313
Southwestern Energy Company	6.70	1-23-2025	650,000	640,049
Summit Midstream Holdings LLC	5.75	4-15-2025	225,000	227,813
Tallgrass Energy Partners LP 144A	5.50	9-15-2024	4,600,000	4,709,250
Tesoro Logistics LP	6.13	10-15-2021	225,000	233,156
Tesoro Logistics LP	6.38	5-1-2024	450,000	491,625
Ultra Resources Incorporated 144A	6.88	4-15-2022	600,000	618,000
Ultra Resources Incorporated 144A	7.13	4-15-2025	505,000	514,974
Western Gas Partners LP	4.00	7-1-2022	175,000	180,530
Western Gas Partners LP	5.38	6-1-2021	225,000	242,308

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — July 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Williams Partners LP	3.35%	8-15-2022	$750,000	$761,500

				66,401,306

Financials: 9.23%

Banks: 0.62%
Bank of America Corporation	5.70	1-24-2022	250,000	282,978
Citigroup Incorporated	4.50	1-14-2022	250,000	269,694
Citigroup Incorporated	6.00	8-15-2017	650,000	651,271
City National Bank	5.38	7-15-2022	500,000	557,309
HSBC Bank USA	6.00	8-9-2017	650,000	650,502
JPMorgan Chase & Company	3.38	5-1-2023	750,000	765,098

				3,176,852

Capital Markets: 0.39%
ACE Securities Corporation ±	3.86	6-25-2033	294,902	293,720
Blackstone Holdings Finance Company LLC 144A	5.88	3-15-2021	750,000	839,165
Goldman Sachs Group Incorporated	5.75	1-24-2022	750,000	845,933

				1,978,818

Consumer Finance: 3.26%
Ally Financial Incorporated	8.00	12-31-2018	780,000	839,475
Ally Financial Incorporated	8.00	3-15-2020	755,000	856,925
Discover Financial Services	5.20	4-27-2022	750,000	821,093
FirstCash Incorporated 144A	5.38	6-1-2024	575,000	605,188
Ford Motor Credit Company LLC	5.00	5-15-2018	650,000	666,176
General Motors Financial Company Incorporated	3.70	5-9-2023	750,000	765,500
Navient Corporation	8.00	3-25-2020	930,000	1,028,580
Navient Corporation	8.45	6-15-2018	1,675,000	1,759,085
OneMain Financial Group LLC 144A	7.25	12-15-2021	3,425,000	3,604,813
Springleaf Finance Corporation	6.00	6-1-2020	825,000	870,375
Springleaf Finance Corporation	6.50	9-15-2017	200,000	200,750
Springleaf Finance Corporation	6.90	12-15-2017	4,550,000	4,623,938

				16,641,898

Diversified Financial Services: 2.98%
General Electric Capital Corporation	4.65	10-17-2021	187,000	205,877
Infinity Acquisition LLC 144A(i)	7.25	8-1-2022	960,000	912,000
ING US Incorporated	5.50	7-15-2022	750,000	839,687
Jefferies Finance LLC 144A%%<	7.25	8-15-2024	225,000	225,563
LPL Holdings Incorporated 144A	5.75	9-15-2025	10,025,000	10,501,188
NewStar Financial Incorporated	7.25	5-1-2020	2,450,000	2,511,250

				15,195,565

Insurance: 1.98%
American International Group Incorporated	4.88	6-1-2022	750,000	828,839
Endurance Specialty Holdings Limited	7.00	7-15-2034	575,000	721,109
Hartford Financial Services Group Incorporated	5.13	4-15-2022	650,000	724,069
Hub Holdings LLC (PIK at 8.88%) 144A¥	8.13	7-15-2019	1,075,000	1,075,000
HUB International Limited 144A	7.88	10-1-2021	3,950,000	4,132,688
Liberty Mutual Group Incorporated 144A	4.95	5-1-2022	750,000	823,647
ProAssurance Corporation	5.30	11-15-2023	750,000	824,705
USIS Merger Subordinate Incorporated 144A	6.88	5-1-2025	225,000	232,875
W.R. Berkley Corporation	4.63	3-15-2022	650,000	706,365

				10,069,297

Portfolio of investments — July 31, 2017 (unaudited)	Wells Fargo Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Health Care: 6.08%

Biotechnology: 0.15%
Amgen Incorporated	3.63%	5-15-2022	$750,000	$788,439

Health Care Equipment & Supplies: 1.15%
Hill-Rom Holdings Incorporated 144A	5.00	2-15-2025	400,000	411,000
Hill-Rom Holdings Incorporated 144A	5.75	9-1-2023	200,000	211,000
Hologic Incorporated 144A	5.25	7-15-2022	670,000	707,688
Kinetics Concepts Incorporated 144A	7.88	2-15-2021	1,425,000	1,506,938
Surgery Center Holdings Incorporated 144A	6.75	7-1-2025	1,050,000	1,078,875
Surgery Center Holdings Incorporated 144A	8.88	4-15-2021	1,800,000	1,953,000

				5,868,501

Health Care Providers & Services: 4.16%
Acadia Healthcare Company Incorporated	6.50	3-1-2024	190,000	204,250
Community Health Systems Incorporated	6.25	3-31-2023	390,000	399,263
Coventry Health Care Incorporated	5.45	6-15-2021	750,000	828,443
DaVita HealthCare Partners Incorporated	5.00	5-1-2025	495,000	502,326
DaVita HealthCare Partners Incorporated	5.13	7-15-2024	200,000	205,625
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	525,000	542,063
Express Scripts Holding Company	3.90	2-15-2022	665,000	698,441
HCA Incorporated	6.50	2-15-2020	1,400,000	1,529,500
HealthSouth Corporation	5.75	9-15-2025	575,000	592,250
Humana Incorporated	7.20	6-15-2018	750,000	784,865
Mednax Incorporated 144A	5.25	12-1-2023	475,000	489,250
MPH Acquisition Holdings LLC 144A	7.13	6-1-2024	1,750,000	1,894,375
MPT Operating Partnership LP	5.25	8-1-2026	1,250,000	1,306,250
MPT Operating Partnership LP	6.38	2-15-2022	1,075,000	1,109,938
MPT Operating Partnership LP	6.38	3-1-2024	110,000	119,900
Select Medical Corporation	6.38	6-1-2021	3,050,000	3,141,500
Tenet Healthcare Corporation 144A	4.63	7-15-2024	1,169,000	1,163,155
Tenet Healthcare Corporation	6.00	10-1-2020	1,475,000	1,580,094
Vizient Incorporated 144A	10.38	3-1-2024	3,550,000	4,104,688

				21,196,176

Health Care Technology: 0.29%
Change Healthcare Holdings Incorporated 144A	5.75	3-1-2025	1,200,000	1,240,500
QuintilesIMS Holdings Incorporated 144A	5.00	10-15-2026	225,000	235,688

				1,476,188

Life Sciences Tools & Services: 0.16%
Life Technologies Corporation	6.00	3-1-2020	750,000	819,491

Pharmaceuticals: 0.17%
Valeant Pharmaceuticals International Incorporated 144A	7.25	7-15-2022	75,000	70,688
Watson Pharmaceuticals Incorporated	3.25	10-1-2022	750,000	772,364

				843,052

Industrials: 3.29%

Aerospace & Defense: 0.21%
BAE Systems Holdings Incorporated 144A	3.80	10-7-2024	1,000,000	1,050,258

Airlines: 0.34%
Aviation Capital Group Corporation 144A	6.75	4-6-2021	1,100,000	1,249,417
Delta Air Lines Incorporated	4.75	11-7-2021	469,889	493,384

				1,742,801

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — July 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Commercial Services & Supplies: 2.06%
Advanced Disposal Services Incorporated 144A(i)	5.63%	11-15-2024	$1,750,000	$1,815,625
Aramark Services Incorporated	5.13	1-15-2024	420,000	446,078
Covanta Holding Corporation	5.88	3-1-2024	1,485,000	1,447,875
Covanta Holding Corporation	5.88	7-1-2025	900,000	875,250
Covanta Holding Corporation	6.38	10-1-2022	1,500,000	1,537,500
DAE Funding LLC 144A%%<	4.50	8-1-2022	400,000	407,000
DAE Funding LLC 144A%%<	5.00	8-1-2024	400,000	408,500
KAR Auction Services Incorporated 144A	5.13	6-1-2025	2,675,000	2,788,688
Republic Services Incorporated	3.55	6-1-2022	750,000	784,517

				10,511,033

Professional Services: 0.17%
Ascent Capital Group Incorporated	4.00	7-15-2020	375,000	300,000
Verisk Analytics Incorporated	5.80	5-1-2021	530,000	589,340

				889,340

Road & Rail: 0.13%
TTX Company 144A	2.60	6-15-2020	650,000	653,360

Trading Companies & Distributors: 0.38%
Ashtead Capital Incorporated 144A	6.50	7-15-2022	1,775,000	1,841,563
International Lease Finance Corporation 144A	7.13	9-1-2018	75,000	79,183

				1,920,746

Information Technology: 6.57%

Communications Equipment: 0.42%
CommScope Technologies Finance LLC 144A	5.00	3-15-2027	200,000	200,500
CommScope Technologies Finance LLC 144A	6.00	6-15-2025	1,100,000	1,182,500
Motorola Solutions Incorporated	3.75	5-15-2022	750,000	777,106

				2,160,106

Electronic Equipment, Instruments & Components: 1.47%
Jabil Circuit Incorporated	8.25	3-15-2018	4,325,000	4,492,594
Keysight Technologies	4.60	4-6-2027	600,000	636,064
L-3 Communications Corporation	4.95	2-15-2021	750,000	808,496
Zebra Technologies Corporation	7.25	10-15-2022	1,450,000	1,543,344

				7,480,498

Internet Software & Services: 0.51%
Infor Software Parent LLC	6.50	5-15-2022	550,000	572,688
Infor Software Parent LLC (PIK at 7.88%) 144A	7.13	5-1-2021	550,000	569,250
Zayo Group LLC 144A	5.75	1-15-2027	1,125,000	1,192,500
Zayo Group LLC	6.00	4-1-2023	75,000	79,031
Zayo Group LLC	6.38	5-15-2025	175,000	189,656

				2,603,125

IT Services: 1.12%
Cardtronics Incorporated	5.13	8-1-2022	460,000	469,200
Cardtronics Incorporated 144A	5.50	5-1-2025	940,000	968,200
First Data Corporation 144A	5.00	1-15-2024	1,150,000	1,196,000
First Data Corporation 144A	5.38	8-15-2023	275,000	287,719
First Data Corporation 144A	5.75	1-15-2024	320,000	338,000

Portfolio of investments — July 31, 2017 (unaudited)	Wells Fargo Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
IT Services (continued)
Gartner Incorporated 144A	5.13%	4-1-2025	$2,325,000	$2,458,688

				5,717,807

Semiconductors & Semiconductor Equipment: 0.45%
Micron Technology Incorporated 144A	5.25	8-1-2023	375,000	391,289
Micron Technology Incorporated 144A	5.25	1-15-2024	700,000	729,532
Micron Technology Incorporated	5.50	2-1-2025	256,000	271,601
Micron Technology Incorporated	5.88	2-15-2022	850,000	884,000

				2,276,422

Software: 0.33%
CA Incorporated	5.38	12-1-2019	750,000	804,550
SS&C Technologies Incorporated	5.88	7-15-2023	600,000	637,500
Symantec Corporation 144A	5.00	4-15-2025	200,000	209,500

				1,651,550

Technology Hardware, Storage & Peripherals: 2.27%
Diamond 1 Finance Corporation 144A	5.88	6-15-2021	1,000,000	1,048,750
Diamond 1 Finance Corporation 144A	7.13	6-15-2024	4,525,000	5,035,728
Hewlett-Packard Company	4.05	9-15-2022	750,000	791,345
NCR Corporation	5.88	12-15-2021	5,000	5,213
NCR Corporation	6.38	12-15-2023	4,400,000	4,697,000

				11,578,036

Materials: 1.24%

Chemicals: 0.23%
Dow Chemical Company	4.13	11-15-2021	750,000	805,482
Valvoline Incorporated 144A	5.50	7-15-2024	375,000	397,500

				1,202,982

Containers & Packaging: 1.01%
Ball Corporation	5.25	7-1-2025	190,000	209,000
Berry Plastics Corporation	5.13	7-15-2023	350,000	364,875
Berry Plastics Corporation	6.00	10-15-2022	215,000	228,438
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	35,000	41,038
Crown Cork & Seal Company Incorporated (i)	7.50	12-15-2096	600,000	601,500
Owens-Brockway Glass Container Incorporated 144A	5.88	8-15-2023	325,000	360,141
Owens-Illinois Incorporated 144A	6.38	8-15-2025	2,950,000	3,326,125

				5,131,117

Metals & Mining: 0.00%
Indalex Holdings Corporation (a)(i)(s)	11.50	2-1-2020	3,170,000	0

Real Estate: 4.52%

Equity REITs: 4.52%
Alexandria Real Estate Company	4.60	4-1-2022	650,000	696,158
American Tower Corporation	5.90	11-1-2021	650,000	732,247
DDR Corporation	4.70	6-1-2027	600,000	608,805
DuPont Fabros Technology Incorporated LP	5.63	6-15-2023	1,000,000	1,067,810
DuPont Fabros Technology Incorporated LP	5.88	9-15-2021	4,655,000	4,824,326
Equinix Incorporated	5.38	5-15-2027	425,000	459,531
Equinix Incorporated	5.88	1-15-2026	425,000	465,375
ESH Hospitality Incorporated 144A	5.25	5-1-2025	1,550,000	1,619,750
Essex Portfolio LP	3.63	8-15-2022	750,000	773,784
Health Care REIT Incorporated	5.25	1-15-2022	650,000	717,753

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — July 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Equity REITs (continued)
Iron Mountain Incorporated 144A	5.38%	6-1-2026	$150,000	$159,375
Iron Mountain Incorporated 144A	6.00	10-1-2020	230,000	238,050
Iron Mountain Incorporated	6.00	8-15-2023	2,960,000	3,130,200
Omega HealthCare Investors Incorporated	4.50	4-1-2027	600,000	602,719
Sabra Health Care Incorporated	5.38	6-1-2023	900,000	931,500
Sabra Health Care Incorporated	5.50	2-1-2021	1,100,000	1,142,081
SBA Communications Corporation	4.88	7-15-2022	640,000	664,563
The Geo Group Incorporated	5.13	4-1-2023	800,000	808,000
The Geo Group Incorporated	5.88	1-15-2022	1,565,000	1,625,644
The Geo Group Incorporated	5.88	10-15-2024	840,000	872,550
The Geo Group Incorporated	6.00	4-15-2026	184,000	191,570
Ventas Realty LP	4.25	3-1-2022	650,000	689,428

				23,021,219

Telecommunication Services: 3.84%

Diversified Telecommunication Services: 1.31%
AT&T Incorporated	3.80	3-15-2022	750,000	784,797
Frontier Communications Corporation	8.13	10-1-2018	845,000	881,969
GCI Incorporated	6.75	6-1-2021	1,000,000	1,031,250
Level 3 Financing Incorporated	5.13	5-1-2023	975,000	1,014,000
Level 3 Financing Incorporated	5.25	3-15-2026	650,000	690,625
Level 3 Financing Incorporated	5.38	8-15-2022	300,000	308,250
Level 3 Financing Incorporated	5.38	1-15-2024	700,000	736,750
Level 3 Financing Incorporated	5.38	5-1-2025	625,000	664,063
Level 3 Financing Incorporated	5.63	2-1-2023	350,000	364,875
Level 3 Financing Incorporated	6.13	1-15-2021	175,000	179,813

				6,656,392

Wireless Telecommunication Services: 2.53%
Crown Castle Towers LLC 144A	6.11	1-15-2040	750,000	807,097
SBA Communications Corporation	4.88	9-1-2024	500,000	519,375
Sprint Capital Corporation	6.88	11-15-2028	5,500,000	5,995,000
Sprint Capital Corporation	8.75	3-15-2032	625,000	775,000
Sprint Communications Incorporated	7.00	8-15-2020	225,000	245,813
T-Mobile USA Incorporated	4.00	4-15-2022	650,000	677,625
T-Mobile USA Incorporated	5.13	4-15-2025	425,000	450,500
T-Mobile USA Incorporated	5.38	4-15-2027	225,000	243,000
T-Mobile USA Incorporated	6.00	3-1-2023	300,000	317,529
T-Mobile USA Incorporated	6.13	1-15-2022	85,000	89,038
T-Mobile USA Incorporated	6.38	3-1-2025	825,000	887,906
T-Mobile USA Incorporated	6.50	1-15-2024	80,000	86,174
T-Mobile USA Incorporated	6.63	4-1-2023	655,000	692,663
T-Mobile USA Incorporated	6.84	4-28-2023	1,060,000	1,124,925

				12,911,645

Utilities: 4.16%

Electric Utilities: 0.16%

Great Plains Energy Incorporated	4.85	6-1-2021	750,000	800,168

Gas Utilities: 0.20%

AmeriGas Partners LP	5.75	5-20-2027	1,000,000	1,010,000

Independent Power & Renewable Electricity Producers: 3.53%
Calpine Corporation 144A	6.00	1-15-2022	165,000	170,156
NSG Holdings LLC 144A	7.75	12-15-2025	4,956,547	5,340,640
Pattern Energy Group Incorporated 144A	5.88	2-1-2024	4,625,000	4,879,375
TerraForm Power Operating LLC 144A	6.38	2-1-2023	5,425,000	5,642,000

Portfolio of investments — July 31, 2017 (unaudited)	Wells Fargo Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Independent Power & Renewable Electricity Producers (continued)
TerraForm Power Operating LLC 144A	6.63%	6-15-2025	$1,850,000	$1,970,250

				18,002,421

Multi-Utilities: 0.27%
Ameren Illinois Company	9.75	11-15-2018	500,000	549,096
CMS Energy Corporation	5.05	3-15-2022	750,000	824,300
				1,373,396

Total Corporate Bonds and Notes (Cost $344,481,968)				360,673,812

Foreign Corporate Bonds and Notes @: 2.16%

Consumer Discretionary: 0.05%

Internet & Direct Marketing Retail: 0.05%
Priceline Group Incorporated (EUR)	2.38	9-23-2024	200,000	254,733

Consumer Staples: 0.19%

Food Products: 0.19%
BRF SA 144A (BRL)	7.75	5-22-2018	3,100,000	969,263

Energy: 0.28%

Oil, Gas & Consumable Fuels: 0.28%
Petroleos Mexicanos 144A (MXN)	7.19	9-12-2024	28,200,000	1,423,583

Financials: 1.19%

Banks: 1.13%
Eurofima (AUD)	6.25	12-28-2018	2,450,000	2,070,724
European Investment Bank (ZAR)	9.00	3-31-2021	17,400,000	1,381,306
KfW (AUD)	5.00	3-19-2024	1,300,000	1,171,689
Landwirtschaftliche Rentenbank (ZAR)	8.25	5-23-2022	15,000,000	1,161,301

				5,785,020

Diversified Financial Services: 0.06%
AA Bond Company Limited (GBP)	4.25	7-31-2043	200,000	281,545

Information Technology: 0.04%

Semiconductors & Semiconductor Equipment: 0.04%
ASML Holding NV (EUR)	1.38	7-7-2026	175,000	209,503

Materials: 0.06%

Chemicals: 0.06%
Albemarle Corporation (EUR)	1.88	12-8-2021	246,000	305,402

Telecommunication Services: 0.35%

Diversified Telecommunication Services: 0.04%
Verizon Communications Incorporated (EUR)	3.25	2-17-2026	150,000	202,575

Wireless Telecommunication Services: 0.31%
America Movil SAB de CV (MXN)	7.13	12-9-2024	28,850,000	1,563,839

Total Foreign Corporate Bonds and Notes (Cost $13,589,785)				10,995,463

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — July 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @: 25.11%
Colombia (COP)	7.00%	9-11-2019	18,500,000,000	$6,365,069
Colombia (COP)	7.00	5-4-2022	18,650,000,000	6,430,911
Colombia (COP)	7.50	8-26-2026	22,725,000,000	7,956,488
Colombia (COP)	7.75	4-14-2021	5,250,000,000	1,877,778
Hungary (HUF)	6.75	11-24-2017	1,305,000,000	5,186,027
India (INR)	7.80	4-11-2021	435,000,000	7,069,023
Indonesia (IDR)	7.88	4-15-2019	133,640,000,000	10,257,853
Indonesia (IDR)	8.38	9-15-2026	110,000,000,000	8,928,625
Malaysia (MYR)	4.18	7-15-2024	19,850,000	4,686,672
Malaysia (MYR)	4.23	6-30-2031	51,300,000	11,718,255
Mexico (MXN)	5.75	3-5-2026	72,000,000	3,756,012
Mexico (MXN)	8.00	11-7-2047	217,500,000	13,397,096
Mexico (MXN)	10.00	12-5-2024	14,100,000	937,914
Mexico (MXN)	10.00	12-5-2024	62,120,000	4,132,145
New Zealand (NZD)	4.50	4-15-2027	8,250,000	6,970,026
Queensland Treasury (AUD)	5.75	7-22-2024	4,100,000	3,898,729
Republic of South Africa (ZAR)	7.75	2-28-2023	103,000,000	7,743,795
Republic of South Africa (ZAR)	10.50	12-21-2026	153,500,000	13,039,920
State of New South Wales Australia (AUD)	5.00	8-20-2024	3,900,000	3,593,844

Total Foreign Government Bonds (Cost $138,485,863)				127,946,182

Loans: 18.62%

Consumer Discretionary: 4.51%

Auto Components: 0.58%
Allison Transmission Incorporated ±	3.24	9-23-2022	$1,890,463	1,902,637
Federal-Mogul Corporation ±	4.98	4-15-2021	1,036,583	1,043,922

				2,946,559

Distributors: 0.48%
Spin Holdco Incorporated ±	4.98	11-14-2022	2,472,140	2,472,140

Food & Staples Retailing: 0.08%
TKC Holdings Incorporated ±	5.48	2-1-2023	399,000	401,370

Hotels, Restaurants & Leisure: 1.34%
CCM Merger Incorporated ±	3.98	8-8-2021	737,969	739,998
Four Seasons Holdings Incorporated ±	3.73	11-30-2023	906,107	913,183
La Quinta Intermediate Holdings LLC ±	4.05	4-14-2021	738,693	744,234
Montreign Operating Company ±	9.48	12-7-2022	4,375,000	4,420,106

				6,817,521

Household Products: 0.38%
Anchor Glass Container Corporation ±	4.01	12-7-2023	597,000	599,878
Anchor Glass Container Corporation ±	8.97	12-7-2024	1,300,000	1,316,250

				1,916,128

Media: 1.65%
Altice US Finance I Corporation ±	3.48	7-28-2025	717,786	715,633
CBS Radio Incorporated ±	4.73	10-17-2023	1,881,182	1,885,885
Charter Communications Operating LLC ±	3.48	1-15-2024	908,500	914,560
Entercom Radio LLC ±	4.71	11-1-2023	1,073,438	1,076,454
Learfield Communications Incorporated ±	4.49	12-1-2023	3,482,500	3,517,325
Mission Broadcasting Incorporated ±	3.74	1-17-2024	31,894	32,159
Nexstar Broadcasting Group Incorporated ±	3.74	1-17-2024	260,890	263,063

				8,405,079

Portfolio of investments — July 31, 2017 (unaudited)	Wells Fargo Multi-Sector Income Fund

Consumer Staples: 0.17%

Food Products: 0.17%
B&G Foods Incorporated ±	3.48%	11-2-2022	$640,110	$643,509
Prestige Brands Incorporated ±	3.98	1-26-2024	215,719	216,768

				860,277

Energy: 1.62%

Energy Equipment & Services: 0.89%
Hummel Station LLC ±	7.23	10-27-2022	4,929,434	4,535,079

Oil, Gas & Consumable Fuels: 0.73%
Chesapeake Energy Corporation ±	8.69	8-23-2021	450,000	482,738
Ultra Resources Incorporated ±	4.22	4-12-2024	1,900,000	1,907,125
Veresen Midstream LP ±	4.73	3-31-2022	1,311,582	1,318,966

				3,708,829

Financials: 1.84%

Capital Markets: 0.22%
Neptune Finco Corporation ±	3.48	7-17-2025	458,227	457,196
Russell Investments US Institutional Holdco Incorporated ±	6.97	6-1-2023	422,864	427,888
VFH Parent LLC ±	4.98	12-30-2021	250,000	251,979

				1,137,063

Consumer Finance: 0.03%
KAR Auction Services Incorporated ±	3.81	3-9-2023	155,338	156,243

Diversified Financial Services: 0.93%
American Beacon Advisors Incorporated ±	5.55	4-30-2022	2,465,984	2,475,231
American Beacon Advisors Incorporated ±(a)	10.06	3-3-2023	440,000	440,000
Ipreo Holdings LLC ±	4.55	8-6-2021	141,034	140,065
LPL Holdings Incorporated ±	3.82	3-11-2024	1,197,000	1,204,481
Nielsen Finance LLC ±	3.22	10-4-2023	471,443	471,981

				4,731,758

Insurance: 0.66%
Alliant Holdings I LLC ±	4.56	8-12-2022	1,392,906	1,396,736
AmWINS Group Incorporated ±	4.17	1-25-2024	373,125	374,110
Hub International Limited ±	4.42	10-2-2020	691,398	695,933
Solera Holdings Incorporated ±	4.51	3-3-2023	864,063	869,515

				3,336,294

Health Care: 2.07%

Health Care Equipment & Supplies: 0.37%
DJO Finance LLC ±	4.48	6-8-2020	558,600	556,159
Kinetic Concepts Incorporated ±	4.55	2-2-2024	1,336,239	1,339,993

				1,896,152

Health Care Providers & Services: 1.23%
Community Health Systems Incorporated ±	4.21	1-27-2021	669,237	667,938
MPH Acquisition Holdings LLC ±	4.30	6-7-2023	500,072	503,573
Press Ganey Holdings Incorporated ±(a)	4.48	10-21-2023	1,492,500	1,500,903
Press Ganey Holdings Incorporated ±(a)	8.48	10-21-2024	1,150,000	1,174,438
Surgery Center Holdings Incorporated ±	4.98	11-3-2020	1,096,887	1,104,434

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — July 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Care Providers & Services (continued)
TeamHealth Incorporated ±	3.98%	2-6-2024	$748,125	$745,088
Vizient Incorporated ±	4.73	2-13-2023	571,904	577,623

				6,273,997

Health Care Technology: 0.15%
Alere Incorporated ±	4.49	6-18-2022	100,462	100,571
Change Healthcare Holdings Incorporated ±	3.98	3-1-2024	667,364	671,035

				771,606

Life Sciences Tools & Services: 0.19%
INC Research LLC ±%%<	0.00	6-27-2024	475,000	478,363
Inventiv Health Incorporated ±	4.95	11-9-2023	472,625	472,880

				951,243

Pharmaceuticals: 0.13%
Endo Finance LLC ±	5.50	4-29-2024	296,688	301,138
Valeant Pharmaceuticals International Incorporated ±	5.98	4-1-2022	353,117	359,657

				660,795

Industrials: 2.93%

Aerospace & Defense: 0.49%
TransDigm Incorporated ±	4.29	2-28-2020	2,473,574	2,481,935

Commercial Services & Supplies: 2.31%
Advanced Disposal Services Incorporated ±(i)	3.94	11-10-2023	1,223,217	1,232,587
Advantage Sales & Marketing LLC ±	7.80	7-25-2022	1,250,000	1,181,250
Avantor Performance Materials Incorporated ±	5.24	3-10-2024	1,703,725	1,703,725
Casella Waste Systems Incorporated ±	3.98	10-17-2023	1,965,125	1,979,863
Columbus McKinnon Corporation ±	4.30	1-31-2024	946,938	955,224
Gates Global Limited ±	4.55	4-1-2024	610,770	615,064
GFL Environmental Incorporated ±	4.05	9-29-2023	173,688	174,846
McJunkin Red Man Corporation ±	5.23	11-8-2019	674,136	679,192
Sedgwick Claims Management Services Incorporated ±	3.98	3-1-2021	521,524	522,364
USI Incorporated ±	4.18	5-16-2024	225,000	224,298
WASH Multifamily Laundry Systems LLC ±	4.48	5-14-2022	188,403	188,403
WASH Multifamily Laundry Systems LLC ±	4.48	5-14-2022	1,075,794	1,075,794
WASH Multifamily Laundry Systems LLC ±	8.23	5-12-2023	17,885	17,706
WASH Multifamily Laundry Systems LLC ±(i)	8.23	5-14-2023	102,115	101,094
Waste Industries USA Incorporated ±	3.98	2-27-2020	1,127,033	1,131,608

				11,783,018

Machinery: 0.12%
Onex Wizard Acquisition Company ±	4.23	3-13-2022	608,031	612,020

Transportation Infrastructure: 0.01%
OSG Bulk Ships Incorporated ±	5.43	8-5-2019	71,190	67,541

Information Technology: 2.19%

Electronic Equipment, Instruments & Components: 0.49%
Dell Incorporated ±	3.74	9-7-2023	2,481,281	2,495,325

Internet Software & Services: 1.53%
Ancestry.com Incorporated ±	4.48	10-19-2023	2,974,950	2,998,184
Ancestry.com Incorporated ±	9.48	10-19-2024	2,992,500	3,052,350

Portfolio of investments — July 31, 2017 (unaudited)	Wells Fargo Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Internet Software & Services (continued)
Applied Systems Incorporated ±	4.55%	1-25-2021	$472,541	$476,439
Black Knight InfoServ LLC ±(a)	3.50	5-27-2022	490,616	494,295
Infor US Incorporated ±	4.05	2-1-2022	515,366	515,459
Sophia Holding Finance LP ±	4.55	9-30-2022	146,971	147,216
Zayo Group LLC ±	3.48	1-19-2024	107,244	107,635

				7,791,578

Semiconductors & Semiconductor Equipment: 0.07%
Micron Technology Incorporated ±	3.80	4-26-2022	346,500	349,480

Software: 0.10%
SS&C Technologies Incorporated ±	3.48	7-8-2022	509,576	512,364
SS&C Technologies Incorporated ±	3.48	7-8-2022	28,859	29,017

				541,381

Materials: 0.57%

Containers & Packaging: 0.57%
Berry Plastics Corporation ±	3.73	10-1-2022	412,327	414,079
Reynolds Group Holdings Incorporated ±	4.23	2-5-2023	2,481,281	2,491,554

				2,905,633

Real Estate: 1.06%

Equity REITs: 0.62%
ESH Hospitality Incorporated ±	3.73	8-30-2023	1,290,266	1,296,511
MGM Growth Properties LLC ±	3.48	4-25-2023	320,811	321,975
The Geo Group Incorporated ±	3.48	3-22-2024	1,552,715	1,553,694

				3,172,180

Real Estate Management & Development: 0.44%
Capital Automotive LP ±	4.24	3-24-2024	1,408,665	1,421,695
Capital Automotive LP ±	7.24	3-24-2025	815,000	827,738

				2,249,433

Telecommunication Services: 1.55%

Diversified Telecommunication Services: 1.19%
Frontier Communications Corporation ±	4.98	6-15-2024	2,600,000	2,494,908
Level 3 Financing Incorporated ±	3.48	2-22-2024	555,420	557,592
Sprint Communications Incorporated ±	3.75	2-2-2024	448,875	450,334
Telesat Canada ±	4.30	11-17-2023	2,519,067	2,543,200

				6,046,034

Wireless Telecommunication Services: 0.36%
LTS Buyer LLC ±	4.55	4-13-2020	1,829,314	1,835,716

Utilities: 0.11%

Independent Power & Renewable Electricity Producers: 0.11%
Vistra Energy Corporation ±	4.48	12-14-2023	572,125	576,284

Total Loans (Cost $94,532,614)				94,885,691

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — July 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations: 0.01%

New York: 0.01%
Build New York City Resource Corporation Bronx Charter School for Excellence Project Series B (Education Revenue)	5.00%	4-1-2018	$45,000	$44,869

Total Municipal Obligations (Cost $45,000)				44,869

Non-Agency Mortgage-Backed Securities: 4.44%
Argent Securities Incorporated Series 2004-W5 Class AV3B ±	2.13	4-25-2034	55,168	53,943
Asset-Backed Funding Certificates Series 2003-AHL1 Class A1	4.18	3-25-2033	210,194	209,669
Banc of America Commercial Mortgage Securities Incorporated Series 2006-03 Class AM ±	5.72	7-10-2044	1,053,875	754,238
Banc of America Commercial Mortgage Securities Incorporated Series 2007-1 Class AMFX ±	5.48	1-15-2049	185,178	184,934
Banc of America Commercial Mortgage Securities Incorporated Series 2008-1 Class AM ±	6.51	2-10-2051	550,000	557,949
Banc of America Funding Corporation Series 2005 Class 5-1A1	5.50	9-25-2035	243,605	254,869
Banc of America Mortgage Securities Series 2003 Class 1A1 ±	3.62	4-25-2033	266,534	251,352
Bear Stearns Asset Backed Securities Series 2002-2 Class A1 ±	1.89	10-25-2032	222,265	218,042
Bear Stearns Commercial Mortgage Series 2007-PW17 Class AM ±	5.92	6-11-2050	300,841	301,029
Bear Stearns Commercial Mortgage Series 2007-PW17 Class AMFL 144A±	1.82	6-11-2050	493,005	493,017
Bear Stearns Commercial Mortgage Series 2007-PW18 Class AM ±	6.08	6-11-2050	100,000	100,882
Bear Stearns Commercial Mortgage Series 2007-PW18 Class AMA ±	6.09	6-11-2050	715,000	721,355
Centex Home Equity Series 2002-A Class AF6	5.54	1-25-2032	40,020	39,959
Centex Home Equity Series 2002-D Class AF6 ±	4.66	12-25-2032	11,962	12,056
Centex Home Equity Series 2004-B Class AF6	4.69	3-25-2034	150,057	153,844
CFCRE Commercial Mortgage Trust Series 2015-RUM Class A 144A±	2.86	7-15-2030	480,000	480,902
Citigroup Commercial Mortgage Trust Series 2012-GC8 Class C 144A±	4.85	9-10-2045	1,000,000	1,054,950
Citigroup Commercial Mortgage Trust Series 2015 Class A 144A±	2.31	9-15-2027	595,000	595,367
Citigroup Commercial Mortgage Trust Series 2017-MDRB Class A 144A±	1.00	7-15-2022	1,000,000	1,000,000
Citigroup Mortgage Loan Trust Incorporated Series 2003-HE3 Class A3 ±	1.60	12-25-2033	32,664	32,460
Commercial Mortgage Trust Series 2012-CR2 Class C ±	4.84	8-15-2045	1,000,000	1,044,307
Commercial Mortgage Trust Series 2012-LC4 Class A4	3.29	12-10-2044	205,000	212,642
Commercial Mortgage Trust Series 2012-LC4 Class C ±	5.59	12-10-2044	500,000	536,695
Countrywide Asset Backed Certificates Series 2003-5 Class AF5	5.27	2-25-2034	93,305	95,198
Countrywide Home Loans Series 2003-48 Class 2A2 ±	3.26	10-25-2033	72,557	71,110
Credit Suisse First Boston Mortgage Securities Series 2002-AR25 Class 1A1 ±	2.65	9-25-2032	550,482	516,858
Credit Suisse First Boston Mortgage Securities Series 2003-AR15 Class 3A1 ±	3.70	6-25-2033	127,646	127,485
Credit Suisse First Boston Mortgage Securities Series 2003-AR9 Class 2A2 ±	3.36	3-25-2033	27,708	27,332
Credit-Based Asset Servicing & Securitization LLC Series 2005-CB2 Class M1 ±	1.89	4-25-2036	51,891	52,038
Equity One Asset Backed Securities Series 2004-2 Class AF4 ±	4.62	7-25-2034	358,275	358,532
Global Mortgage Securitization Limited Series 2004-A Class A2 144A±	1.55	11-25-2032	113,997	106,589
Great Wolf Trust Series 2015 Class A 144A±	2.61	5-15-2034	1,015,000	1,015,626
GS Mortgage Securities Trust Series 2010-C1 Class X 144A±	1.53	8-10-2043	5,187,888	175,151
GS Mortgage Securities Trust Series 2012-GCJ7 Class XA ±	2.23	5-10-2045	3,494,951	242,899
GS Mortgage Securities Trust Series 2014 Class C 144A	3.79	1-10-2031	1,000,000	1,005,052
GS Mortgage Securities Trust Series 2014-GSFLC Class C 144A±	3.48	7-15-2031	1,000,000	993,957
GSAA Home Equity Trust Series 2004-5 Class AF5	4.51	6-25-2034	3,213	3,226
GSCCRE Commercial Mortgage Trust Series 2015-HULA Class C 144A±	3.91	8-15-2032	1,000,000	1,003,750
GSMPS Mortgage Loan Trust Series 2005-AHL Class M1 ±	1.88	4-25-2035	5,528	5,532
GSMPS Mortgage Loan Trust Series 2006-1 Class A1 144A±	1.53	3-25-2035	90,095	89,219

Portfolio of investments — July 31, 2017 (unaudited)	Wells Fargo Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C17 Class B ±	4.89%	1-15-2047	$50,000	$53,774
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class AM ±	5.47	6-12-2047	289,116	288,854
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class AMFL ±	1.28	6-12-2047	247,813	245,174
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LDPX Class AM ±	5.46	1-15-2049	174,279	174,127
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-FL7 Class A 144A±	2.48	5-15-2028	145,756	145,675
JPMorgan Mortgage Trust Series 2004-A3 Class 2A1 ±	3.66	7-25-2034	68,602	69,160
JPMorgan Mortgage Trust Series 2004-A3 Series 3A3 ±	3.49	7-25-2034	61,439	60,338
JPMorgan Mortgage Trust Series 2005-A3 Class 11A2 ±	3.32	6-25-2035	210,709	214,446
JPMorgan Mortgage Trust Series 2009-7 Class 2A1 144A±	6.00	2-27-2037	14,000	14,110
JPMorgan Mortgage Trust Series 2009-7 Class 5A1 144A±	6.00	2-27-2037	37,418	37,369
MASTR Adjustable Rate Mortgage Trust Series 2003-6 Class 3A1 ±	3.33	12-25-2033	403,529	402,081
MASTR Adjustable Rate Mortgage Trust Series 2003-6 Class 4A2 ±	3.50	1-25-2034	12,059	11,722
MASTR Adjustable Rate Mortgage Trust Series 2004-13 Class 3A7 ±	3.19	11-21-2034	18,693	19,138
MASTR Alternative Loans Trust Series 2005-1 Class 5A1	5.50	1-25-2020	23,916	24,405
Merrill Lynch Countrywide Commercial Mortgage Trust Series 2007-9 Class A4	5.70	9-12-2049	161,653	161,549
Merrill Lynch Mortgage Trust Series 2005-A8 Class A1B3	5.25	8-25-2036	33,487	34,019
Merrill Lynch Mortgage Trust Series 2007-C1 Class A1A ±	6.02	6-12-2050	118,583	118,423
Mesa Trust Asset Backed Certificates Series 2001-5 Class A 144A±	2.02	12-25-2031	13,780	13,572
Mid State Trust Series 11 Class A1	4.86	7-15-2038	207,078	214,759
MLCC Mortgage Investors Incorporated Series 2003-G Class A2 ±	2.09	1-25-2029	79,367	74,977
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5 Class XA 144A±	1.51	8-15-2045	4,249,327	249,291
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11 Class A4 ±	4.17	8-15-2046	569,000	610,600
Morgan Stanley Capital I Trust Series 2004-NC1 Class M1 ±	2.28	12-27-2033	438,507	427,617
Morgan Stanley Capital I Trust Series 2012-C4 Class C 144A±	5.42	3-15-2045	900,000	958,537
Navient SLM Student Loan Series 2005-B Class A3 ±	1.52	12-15-2023	89,800	89,782
New Century Home Equity Loan Trust Series 2004-3 Class M1 ±	2.16	11-25-2034	1,165,049	1,107,908
New Century Home Equity Loan Trust Series 2005-1 Class A1MZ ±	1.81	3-25-2035	58,472	58,500
Northstar Education Finance Incorporated Series 2004-2 Class A3 ±	1.21	7-30-2018	17,535	17,535
Provident Funding Mortgage Loan Series 2005-1 Class 2A1 ±	3.43	5-25-2035	24,523	23,852
RBSSP Resecuritization Trust Series 2010-3 Class 4A1 144A±	3.88	12-26-2035	10,341	10,372
Renaissance Home Equity Loan Trust Series 2004-4 Class AF4	4.88	2-25-2035	177,633	177,486
Residential Funding Mortgage Securities Trust Series 03-S12 Class 2A1	4.00	12-25-2032	50,723	50,814
Saxon Asset Securities Trust Series 2002-1 Class AF5	6.10	12-25-2030	130,835	133,466
Saxon Asset Securities Trust Series 2003-1 Class AF7	4.03	6-25-2033	442,352	446,925
Sequoia Mortgage Trust Series 2003-1 Class 1A ±	1.99	4-20-2033	14,774	14,026
Structured Adjustable Rate Mortgage Loan Trust Series 2004-2 Class 2A ±	3.42	3-25-2034	48,270	47,788
Structured Asset Securities Corporation Series 1998-2 Class A ±	1.75	2-25-2028	189,860	187,665
Structured Asset Securities Corporation Series 2002-9 Class A2 ±	1.83	10-25-2027	54,671	53,693
Terwin Mortgage Trust Series 2003-6HE Class A3 ±	2.37	11-25-2033	173,407	165,528
Vendee Mortgage Trust Series 2003-2 Class IO ±(c)	0.71	5-15-2033	4,473,678	116,085
Washington Mutual Mortgage Trust Series 2004-RA4 Class 3A	7.50	7-25-2034	140,488	150,652

Total Non-Agency Mortgage-Backed Securities (Cost $22,650,392)				22,629,809

		Expiration date	Shares
Rights: 0.06%

Utilities: 0.06%
Independent Power & Renewable Electricity Producers: 0.06%
Vistra Energy Corporation †(i)		12-31-2046	327,375	327,375

Total Rights (Cost $360,113)				327,375

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — July 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Yankee Corporate Bonds and Notes: 9.26%

Consumer Discretionary: 0.30%

Media: 0.30%
Grupo Televisa SAB	6.00%	5-15-2018	$750,000	$773,454
WPP Finance 2010	3.63	9-7-2022	750,000	781,363

				1,554,817

Consumer Staples: 0.31%

Beverages: 0.16%
Pernod Ricard SA 144A	4.45	1-15-2022	760,000	820,389

Tobacco: 0.15%
BAT International Finance plc 144A	3.25	6-7-2022	750,000	769,266

Energy: 2.01%

Energy Equipment & Services: 0.29%
Ensco plc	5.75	10-1-2044	2,070,000	1,381,725
Trinidad Drilling Limited 144A	6.63	2-15-2025	75,000	70,688

				1,452,413

Oil, Gas & Consumable Fuels: 1.72%
Baytex Energy Corporation 144A	5.13	6-1-2021	2,114,000	1,929,025
Baytex Energy Corporation 144A	5.63	6-1-2024	850,000	743,750
Griffin Coal Mining Company Limited 144A(a)(i)(s)	9.50	12-1-2016	1,685,411	6,742
Griffin Coal Mining Company Limited (a)(i)(s)	9.50	12-1-2016	137,792	551
Teekay Corporation	8.50	1-15-2020	5,625,000	5,653,125
Woodside Finance Limited 144A	8.75	3-1-2019	405,000	444,961

				8,778,154

Financials: 0.99%

Banks: 0.76%
ABN AMRO Bank NV 144A	4.80	4-18-2026	750,000	804,974
Banco del Estado de Chile 144A	3.88	2-8-2022	650,000	680,829
Corporación Andina de Fomento	4.38	6-15-2022	958,000	1,039,583
Nielsen Holding and Finance BV 144A	5.00	2-1-2025	875,000	903,438
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	415,000	428,488
Preferred Term Securities XII Limited (a)(i)(s)	1.00	12-24-2033	635,000	0

				3,857,312

Diversified Financial Services: 0.23%
GE Capital International Funding Company	2.34	11-15-2020	527,000	532,615
Tyco Electronics Group SA	3.50	2-3-2022	625,000	653,360

				1,185,975

Health Care: 1.93%

Pharmaceuticals: 1.93%
Valeant Pharmaceuticals International Incorporated 144A	5.50	3-1-2023	2,200,000	1,875,500
Valeant Pharmaceuticals International Incorporated 144A	5.63	12-1-2021	700,000	633,500
Valeant Pharmaceuticals International Incorporated 144A	5.88	5-15-2023	770,000	662,200
Valeant Pharmaceuticals International Incorporated 144A	6.13	4-15-2025	4,575,000	3,894,469
Valeant Pharmaceuticals International Incorporated 144A	6.38	10-15-2020	1,425,000	1,385,813
Valeant Pharmaceuticals International Incorporated 144A	6.50	3-15-2022	325,000	342,875

Portfolio of investments — July 31, 2017 (unaudited)	Wells Fargo Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Pharmaceuticals (continued)
Valeant Pharmaceuticals International Incorporated 144A	6.75%	8-15-2021	$425,000	$401,625
Valeant Pharmaceuticals International Incorporated 144A	7.00	3-15-2024	575,000	612,375
Valeant Pharmaceuticals International Incorporated 144A	7.50	7-15-2021	10,000	9,713

				9,818,070

Industrials: 0.89%

Building Products: 0.05%
Allegion plc	5.88	9-15-2023	210,000	226,361

Commercial Services & Supplies: 0.51%
GFL Environmental Incorporated 144A	9.88	2-1-2021	500,000	541,250
Ritchie Brothers Auctioneers Incorporated 144A	5.38	1-15-2025	1,975,000	2,072,052

				2,613,302

Machinery: 0.05%
Sensata Technologies BV 144A	5.00	10-1-2025	235,000	247,338

Professional Services: 0.12%
IHS Markit Limited 144A	4.75	2-15-2025	600,000	631,500

Road & Rail: 0.16%
Canadian Pacific Railway Company	4.50	1-15-2022	750,000	804,250

Materials: 0.96%

Containers & Packaging: 0.59%
Ardagh Packaging Finance plc 144A	4.25	9-15-2022	375,000	385,313
Ardagh Packaging Finance plc 144A	6.00	2-15-2025	1,700,000	1,815,804
Ardagh Packaging Finance plc 144A	7.25	5-15-2024	725,000	800,219

				3,001,336

Metals & Mining: 0.37%
ArcelorMittal SA	6.13	6-1-2025	275,000	313,844
Glencore Finance Canada Limited 144A	4.25	10-25-2022	750,000	790,778
Vale Overseas Limited	4.38	1-11-2022	750,000	774,000

				1,878,622

Telecommunication Services: 1.74%

Diversified Telecommunication Services: 1.62%
Intelsat Jackson Holdings SA	5.50%	8-1-2023	$5,775,000	$4,980,938
Intelsat Luxembourg SA	7.75	6-1-2021	2,220,000	1,420,800
Intelsat Luxembourg SA	8.13	6-1-2023	2,340,000	1,448,460
Virgin Media Finance plc 144A	6.38	4-15-2023	365,000	383,250

				8,233,448

Wireless Telecommunication Services: 0.12%
Globo Communicacoes Participacoes SA 144A	4.88	4-11-2022	595,000	615,825

Utilities: 0.13%

Electric Utilities: 0.13%
Comision Federal de Electricidad 144A	4.88	5-26-2021	650,000	693,063

Total Yankee Corporate Bonds and Notes (Cost $49,155,776)				47,181,441

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — July 31, 2017 (unaudited)

Security name	Yield	Shares	Value
Short-Term Investments: 3.14%

Investment Companies: 3.14%
Wells Fargo Government Money Market Fund Select Class (l)(u)##	0.89%	16,029,283	$16,029,283

Total Short-Term Investments (Cost $16,029,283)			16,029,283

Total investments in securities (Cost $695,825,371)*	135.88%		692,448,083
Other assets and liabilities, net	(35.88)		(182,850,735)

Total net assets	100.00%		$509,597,348

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(c)	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.
†	Non-income-earning security
(i)	Illiquid security
%%	The security is issued on a when-issued basis.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments.The Fund has stopped accruing interest on the security.
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
@	Foreign bond principal is denominated in the local currency of the issuer.
<	All or a portion of the position represents an unfunded loan commitment.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities and unfunded loans.
*	Cost for federal income tax purposes is $700,353,994 and unrealized gains (losses) consists of:

Grossunrealized gains	$25,982,170
Grossunrealized losses	(33,888,081)

Net unrealized losses	$(7,905,911)

Abbreviations:

AUD	Australian dollar
BRL	Brazilian real
COP	Colombian peso
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
HUF	Hungarian forint
IDR	Indonesian rupiah
LLC	Limited liability company
LP	Limited partnership
MXN	Mexican peso
MYR	Malaysian ringgit
NZD	New Zealand dollar
plc	Public limited company
REIT	Real estate investment trust
ZAR	South African rand

Wells Fargo Multi-Sector Income Fund (the “Fund”)

Notes to Portfolio of investments — July 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

As of July 31, 2017, the Fund had unfunded loan commitments of $3,699,406.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$8,901,428	$0	$8,901,428
Asset-backed securities	0	1,224,218	0	1,224,218
Common stocks
Energy	0	216,885	0	216,885
Materials	811	0	0	811
Utilities	1,390,816	0	0	1,390,816
Corporate bonds and notes	0	360,673,812	0	360,673,812
Foreign corporate bonds and notes	0	10,995,463	0	10,995,463
Foreign government bonds	0	127,946,182	0	127,946,182
Loans	0	74,381,213	20,504,478	94,885,691
Municipal obligations	0	44,869	0	44,869
Non-agency mortgage-backed securities	0	22,629,809	0	22,629,809
Rights
Utilities	0	327,375	0	327,375
Yankee corporate bonds and notes	0	47,174,148	7,293	47,181,441
Short-term investments
Investment companies	16,029,283	0	0	16,029,283

Total assets	$17,420,910	$654,515,402	$20,511,771	$692,448,083

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2017, the Fund did not have any transfers between Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Loans	Yankee corporate bonds and notes	Total
Balance as of October 31, 2016	$5,626,538	$7,293	$5,633,831
Accrued discounts (premiums)	14,079	17,712	31,791
Realized gains (losses)	156,944	0	156,944
Change in unrealized gains (losses)	90,217	(17,712)	72,505

	Loans	Yankee corporate bonds and notes	Total
Purchases	20,037,816	0	20,037,816
Sales	(11,821,288)	0	(11,821,288)
Transfers into Level 3	7,504,606	0	7,504,606
Transfers out of Level 3	(1,104,434)	0	(1,104,434)

Balance as of July 31, 2017	$20,504,478	$7,293	$20,511,771

Change in unrealized gains (losses) relating to securities still held at July 31, 2017	$81,345	$(17,712)	$63,633

The loan obligations in the Level 3 table were valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

The yankee corporate bonds and notes obligations in the Level 3 table represents two positions which were valued based on an analysis of the expected final distribution available to bondholders from asset sales.

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Multi-Sector Income Fund (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Multi-Sector Income Fund

By:	/s/ Andrew Owen

Andrew Owen
President

Date: September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Multi-Sector Income Fund

By:	/s/ Andrew Owen

Andrew Owen
President

Date: September 25, 2017

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date: September 25, 2017